Derivative Instruments (Details 1) (Asset and Liability Management Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Fair Value Hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	$ 688	$ 891
Notional Value, Liabilities	432	445
Fair Value, Assets	17	70
Fair Value, Liabilities	23	0
Derivative Asset Average Remaining Maturity Period	5.17	6.17
Derivative Liability Average Remaining Maturity Period	5.17	6.17
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	500	1,800
Notional Value, Liabilities	0	0
Fair Value, Assets	27	72
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	4.09	55.75
Derivative Liability Average Remaining Maturity Period	0	0
Cash flow hedges [Member] | Interest Rate Contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	0	0
Notional Value, Liabilities	4,788	4,788
Fair Value, Assets	0	0
Fair Value, Liabilities	803	688
Derivative Asset Average Remaining Maturity Period	0.00	0
Derivative Liability Average Remaining Maturity Period	4.03	5.03
Cash flow hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	750
Notional Value, Liabilities	6,250
Fair Value, Assets	0
Fair Value, Liabilities	6
Derivative Asset Average Remaining Maturity Period	2.75
Derivative Liability Average Remaining Maturity Period	2.86
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	708	512
Notional Value, Liabilities	0	0
Fair Value, Assets	4	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.08	0.08
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Credit Risk Contract [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	800	650
Notional Value, Liabilities	1,600	1,183
Fair Value, Assets	7	2
Fair Value, Liabilities	8	7
Derivative Asset Average Remaining Maturity Period	3.71	3.22
Derivative Liability Average Remaining Maturity Period	3.59	2.71
Other Economic Hedges [Member] | Equity Contract [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	54	61
Notional Value, Liabilities	10	0
Fair Value, Assets	1	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	1.05	1.60
Derivative Liability Average Remaining Maturity Period	0.64	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	2,625	2,250
Notional Value, Liabilities	0	0
Fair Value, Assets	9	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	10.21	10.22
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards Buy [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	14,270	2,879
Notional Value, Liabilities	29	6,312
Fair Value, Assets	150	20
Fair Value, Liabilities	0	79
Derivative Asset Average Remaining Maturity Period	0.07	0.10
Derivative Liability Average Remaining Maturity Period	0.12	0.05
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards Sell [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	231	9,082
Notional Value, Liabilities	14,415	6,002
Fair Value, Assets	1	207
Fair Value, Liabilities	134	51
Derivative Asset Average Remaining Maturity Period	0.15	0.07
Derivative Liability Average Remaining Maturity Period	0.11	0.09
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	1,250	1,600
Notional Value, Liabilities	0	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.07	0.06
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	4,421	6,321
Notional Value, Liabilities	11	1,348
Fair Value, Assets	80	23
Fair Value, Liabilities	1	9
Derivative Asset Average Remaining Maturity Period	0.10	0.07
Derivative Liability Average Remaining Maturity Period	0.13	0.07
Other Economic Hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	261	158
Notional Value, Liabilities	567	694
Fair Value, Assets	1	1
Fair Value, Liabilities	$ 5	$ 6
Derivative Asset Average Remaining Maturity Period	0.08	0.09
Derivative Liability Average Remaining Maturity Period	0.09	0.09